Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our NEOs, within the meaning of such rules, and certain financial performance measures of our Company. The table below provides information regarding compensation actually paid to our Co-CEOs, our two co-principal executive officers (“PEOs”) and our other NEOs during each of the past five fiscal years, as well as total stockholder return, net income and adjusted pre-tax income information for each of the past five fiscal years. For further information regarding our pay for performance philosophy and how we align executive compensation with our performance, see “Compensation Discussion and Analysis.”

			Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2)(3) ($)	Table Total for Non-PEO Named Executive Officers(4) ($)	Actually Paid to Non-PEO Named Executive Officers(5)(6) ($)	Total Shareholder Return(7) ($)	Peer Group Total Shareholder Return(8) ($)	Net Income(9) ($)	Adjusted Pre-Tax Income(10) ($)
2024	11,904,168	18,492,095	1,597,293	1,442,668	281	245	333.8 mil.	492.0 mil.
2023	12,640,181	30,579,943	6,672,513	13,289,918	345	239	259.2 mil.	376.8 mil.
2022	11,243,467	4,167,973	5,909,713	2,764,958	187	141	525.1 mil.	724.4 mil.
2021	6,753,672	21,042,937	3,975,157	10,204,341	301	190	498.5 mil.	665.7 mil.
2020	8,399,383	17,932,272	3,744,745	7,909,240	160	127	206.2 mil.	281.5 mil.
(1)	Amounts reported represent the Summary Compensation Table total for Dale Francescon, one of our Co-CEOs during the years presented, for each of the years presented. Because the Summary Compensation Table total for Robert J. Francescon, our other Co-CEO, for each of the years presented is either the same or substantially the same as the Summary Compensation Table total for Mr. Dale Francescon for each of the years presented and to ease the presentation of the information in the table, this information is not included in a separate column to this table. The Summary Compensation Table totals for Robert J. Francescon are $11,898,234, $12,643,682, $11,243,467, $6,752,940 and $8,398,651 for 2024, 2023, 2022, 2021 and 2020, respectively. See “Executive Compensation—Summary Compensation Table” in this proxy statement and in our 2022 proxy statement for more information.
(2)	Amounts reported represent “compensation actually paid,” as computed in accordance with Item 402(v) of SEC Regulation S-K, to Dale Francescon, one of our Co-CEOs during the years presented, for each of the years presented. Because the “compensation actually paid,” as computed in accordance with Item 402(v) of SEC Regulation S-K, to Robert J. Francescon, our other Co-CEO, for each of the years presented is substantially the same as “compensation actually paid” to Mr. Dale Francescon for each of the years presented and to ease the presentation of the information in the table, this information is not included in a separate column to this table. The “compensation actually paid” to Robert J. Francescon is $18,486,161, $30,583,444, $4,167,973, $21,042,205 and $17,931,540 for 2024, 2023, 2022, 2021 and 2020, respectively. The dollar amounts in this column do not reflect the actual amount of compensation awarded to, earned by or paid to either Dale Francescon or Robert J. Francescon during the applicable year.
(3)	Compensation actually paid to PEO consists of the following amounts deducted from or added to the Summary Compensation Table total for each of our Co-CEOs for the year ended December 31, 2024:
		D. Francescon ($)	R. Francescon ($)
Summary Compensation Table Total for 2024		11,904,168	11,898,234
Deduct:	Stock-based awards(a)	(4,635,798)	(4,635,798)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	6,135,513	6,135,513
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(2,886,939)	(2,886,939)
		D. Francescon ($)	R. Francescon ($)
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	7,566,132	7,566,132
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	409,019	409,019
Compensation Actually Paid for 2024		18,492,095	18,486,161
(a)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the year ended December 31, 2024. No option awards were granted during the year ended December 31, 2024.
(b)	Represents the year-end value of equity awards granted during the year ended December 31, 2024 that were outstanding and unvested as of December 31, 2024.
(c)	Represents the amount of change as of December 31, 2024 (from the end of the prior fiscal year, December 31, 2023) in fair value of any equity awards granted in prior years that are outstanding and unvested as of December 31, 2024.
(d)	Represents the amount of change as of the vesting date (from the end of the prior fiscal year, December 31, 2023) in fair value of any equity awards granted in prior years that vested during the year ended December 31, 2024, including the value of dividend equivalents.
(e)	Represents the dollar value of any dividends or other earnings paid on equity awards during the year ended December 31, 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year ended December 31, 2024.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments for the year ended December 31, 2024 and include the addition (or subtraction, as applicable) of: (i) the year-end fair value of any equity awards granted in the year ended December 31, 2024 that are outstanding and unvested as of December 31, 2024, the end of such year; (ii) the amount of change as of December 31, 2024 (from the end of the prior fiscal year, December 31, 2023) in fair value of any equity awards granted in prior years that are outstanding and unvested as of December 31, 2024; (iii) for equity awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for equity awards granted in prior years that vest in the year ended December 31, 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year, December 31, 2023) in fair value; (v) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year ended December 31, 2024, a deduction for the amount equal to the fair value at the end of the prior fiscal year, December 31, 2023; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the year ended December 31, 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such year. Adjustments as provided in clauses (iii) and (v) are inapplicable.

The valuation assumptions used to calculate fair values did not materially differ from those used at the time of grant. The value of RSU awards is based on the fair value as of the end of the year ended December 31, 2024 or change in fair value during the year ended December 31, 2024, in each case based on the closing sale price of our common stock, as reported by the NYSE. The value of PSU awards is based on the fair value as of the end of the year ended December 31, 2024 or change in fair value during the year ended December 31, 2024, in each case based on the same methodology as used in our consolidated financial statements included in our annual report on Form 10-K for the year ended December 31, 2024.

For detail on the amounts deducted from or added to the Summary Compensation Table total for each of our PEOs in determining compensation actually paid to each our PEOs for the years ended December 31, 2023, 2022, 2021 and 2020, see our 2024 and 2023 proxy statements.

(4)	The amounts in this column represent the average total compensation for our non-PEO NEOs for each of the years presented as disclosed in the Summary Compensation Table of this proxy statement and our 2022 proxy statement. Our non-PEO NEOs for 2024 were J. Scott Dixon and David L. Messenger and our non-PEO NEOs for 2023, 2022, 2021 and 2020 were just David L. Messenger for each of these years. J. Scott Dixon succeeded David L. Messenger, who stepped down on March 22, 2024. Because each non-PEO NEO served for only a portion of 2024, the average of their compensation appears significantly lower than the totals reported for prior years.
(5)	The amounts in this column represent the average compensation actually paid to our non-PEO NEOs for each of the years presented. The dollar amounts in this column do not reflect the average of the actual amount of compensation awarded to, earned by or paid to our non-PEO NEOs during the applicable year. As noted above, J. Scott Dixon succeeded David L. Messenger, who stepped down on March 22, 2024. Because each non-PEO NEO served for only a portion of 2024, the average of their compensation appears significantly lower than the totals reported for prior years.
(6)	Average compensation actually paid to non-PEO named executive officers consists of the following amounts deducted from and added to the average Summary Compensation Table total for our non-PEO NEOs for the year ended December 31, 2024:
		Average Non- PEO NEO ($)
Average non-PEO NEO Summary Compensation Table Total for 2024		1,597,293
Deduct:	Stock-based awards(a)	(481,806)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	381,840
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(51,589)
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	(9,526)
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	6,456
Average non-PEO NEO Compensation Actually Paid for 2024		1,442,668
(a)	Represents the average of the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the year ended December 31, 2024. No option awards were granted during the year ended December 31, 2024.
(b)	Represents the average of the year-end value of equity awards granted during the year ended December 31, 2024 that are outstanding and unvested as of the end of such year, December 31, 2024.
(c)	Represents the average of the amount of change as of the end of the year, December 31, 2024 (from the end of the prior fiscal year, December 31, 2023) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such year, December 31, 2024.
(d)	Represents the average of the amount of change as of the vesting date (from the end of the prior fiscal year, December 31, 2023) in fair value of any equity awards granted in prior years that vested during the year ended December 31, 2024, including the value of dividend equivalents.
(e)	Represents the average of the dollar value of any dividends or other earnings paid on equity awards in the year ended December 31, 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such year.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments for the year ended December 31, 2024 and include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the year ended December 31, 2024 that are outstanding and unvested as of the end of such year, December 31, 2024; (ii) the amount of change as of the end of the year ended December 31, 2024 (from the end of the prior fiscal year, December 31, 2023) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the year ended December 31, 2024; (iii) for equity awards that are granted and vest in the same year, the fair value as of the vesting date; (iv) for equity awards granted in prior years that vest in the year ended December 31, 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year, December 31, 2023) in fair value; (v) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year ended December 31, 2024, a deduction for the amount equal to the fair value at the end of the prior fiscal year, December 31, 2023; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the year ended December 31, 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such year. Adjustments as provided in clauses (iii) and (v) are inapplicable.

The valuation assumptions used to calculate fair values did not materially differ from those used at the time of grant. The average of the value of RSU awards is based on the fair value as of the end of the year ended December 31, 2024 or change in fair value during the year, in each case based on the closing sale price of our common stock, as reported by the NYSE. The average of the value of PSU awards is based on the fair value as of the end of the year ended December 31, 2024 or change in fair value during such year, in each case based on the same methodology as used in our consolidated financial statements included in our annual report on Form 10-K for the year ended December 31, 2024.

For detail on the average of amounts deducted from or added to the Summary Compensation Table total for our non-PEO NEOs in determining the average of compensation actually paid to our non-PEO NEOs for the years ended December 31, 2023, 2022, 2021 and 2020, see our 2024 and 2023 proxy statements.

(7)	The total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period.
(8)	The peer group total shareholder return is based on the Dow Jones U.S. Select Home Construction Index, which is the industry peer group we use for purposes of our stock performance graph in our annual report on Form 10-K for the year ended December 31, 2024. This industry group is broader than the industry group we used in prior years since we believe the Dow Jones U.S. Select Home Construction Index is more representative of a group similar to Century. The former industry self-constructed peer group we used in prior years consisted of the following companies: Beazer Homes USA, Inc., Cavco Industries, Inc., Dream Finders Homes, Inc., Hovnanian Enterprises, Inc., KB Home, LGI Homes, Inc., M.D.C. Holdings, Inc., M/I Homes, Inc., Meritage Home Corporation, NVR, Inc., PulteGroup, Inc., Champion Homes, Inc., Taylor Morrison Home Corporation, Toll Brothers, Inc., and Tri Pointe Homes, Inc. The total shareholder return for this former industry self-constructed peer group for 2024, 2023, 2022, 2021 and 2020 are as follows and are also presented in the tables below under the heading “Company TSR and Peer Group TSR”: $266, $243, $125, $173 and $114. In each case, the peer group cumulative total shareholder return is calculated using the same methodology as described in note (7) above, with the returns of each component company of this group weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated.
(9)	Amounts reported represent the amount of net income reflected in our audited consolidated financial statements for the applicable year.
(10)	Amounts reported represent the amount of adjusted pre-tax income, which is a non-GAAP financial measure that, for compensation purposes, is calculated by excluding executive bonus expense and other typically nonrecurring expenses, such as acquisition-related expenses, purchase price adjustments, loss from debt extinguishment, impairments, abandonment of land contracts, and discontinued operations, from net income before income taxes, as applicable during any particular year. While we use several financial and non-financial performance measures for purposes of evaluating performance for our compensation programs, we have determined that adjusted pre-tax income is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) that we use to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. A reconciliation of adjusted pre-tax income, as used for purposes of our LTI program, can be found in Appendix A to this proxy statement.

Company Selected Measure Name	adjusted pre-tax income
Named Executive Officers, Footnote
(1)	Amounts reported represent the Summary Compensation Table total for Dale Francescon, one of our Co-CEOs during the years presented, for each of the years presented. Because the Summary Compensation Table total for Robert J. Francescon, our other Co-CEO, for each of the years presented is either the same or substantially the same as the Summary Compensation Table total for Mr. Dale Francescon for each of the years presented and to ease the presentation of the information in the table, this information is not included in a separate column to this table. The Summary Compensation Table totals for Robert J. Francescon are $11,898,234, $12,643,682, $11,243,467, $6,752,940 and $8,398,651 for 2024, 2023, 2022, 2021 and 2020, respectively. See “Executive Compensation—Summary Compensation Table” in this proxy statement and in our 2022 proxy statement for more information.
(2)	Amounts reported represent “compensation actually paid,” as computed in accordance with Item 402(v) of SEC Regulation S-K, to Dale Francescon, one of our Co-CEOs during the years presented, for each of the years presented. Because the “compensation actually paid,” as computed in accordance with Item 402(v) of SEC Regulation S-K, to Robert J. Francescon, our other Co-CEO, for each of the years presented is substantially the same as “compensation actually paid” to Mr. Dale Francescon for each of the years presented and to ease the presentation of the information in the table, this information is not included in a separate column to this table. The “compensation actually paid” to Robert J. Francescon is $18,486,161, $30,583,444, $4,167,973, $21,042,205 and $17,931,540 for 2024, 2023, 2022, 2021 and 2020, respectively. The dollar amounts in this column do not reflect the actual amount of compensation awarded to, earned by or paid to either Dale Francescon or Robert J. Francescon during the applicable year.
(4)	The amounts in this column represent the average total compensation for our non-PEO NEOs for each of the years presented as disclosed in the Summary Compensation Table of this proxy statement and our 2022 proxy statement. Our non-PEO NEOs for 2024 were J. Scott Dixon and David L. Messenger and our non-PEO NEOs for 2023, 2022, 2021 and 2020 were just David L. Messenger for each of these years. J. Scott Dixon succeeded David L. Messenger, who stepped down on March 22, 2024. Because each non-PEO NEO served for only a portion of 2024, the average of their compensation appears significantly lower than the totals reported for prior years.

Peer Group Issuers, Footnote
(8)	The peer group total shareholder return is based on the Dow Jones U.S. Select Home Construction Index, which is the industry peer group we use for purposes of our stock performance graph in our annual report on Form 10-K for the year ended December 31, 2024. This industry group is broader than the industry group we used in prior years since we believe the Dow Jones U.S. Select Home Construction Index is more representative of a group similar to Century. The former industry self-constructed peer group we used in prior years consisted of the following companies: Beazer Homes USA, Inc., Cavco Industries, Inc., Dream Finders Homes, Inc., Hovnanian Enterprises, Inc., KB Home, LGI Homes, Inc., M.D.C. Holdings, Inc., M/I Homes, Inc., Meritage Home Corporation, NVR, Inc., PulteGroup, Inc., Champion Homes, Inc., Taylor Morrison Home Corporation, Toll Brothers, Inc., and Tri Pointe Homes, Inc. The total shareholder return for this former industry self-constructed peer group for 2024, 2023, 2022, 2021 and 2020 are as follows and are also presented in the tables below under the heading “Company TSR and Peer Group TSR”: $266, $243, $125, $173 and $114. In each case, the peer group cumulative total shareholder return is calculated using the same methodology as described in note (7) above, with the returns of each component company of this group weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated.

Changed Peer Group, Footnote
(8)	The peer group total shareholder return is based on the Dow Jones U.S. Select Home Construction Index, which is the industry peer group we use for purposes of our stock performance graph in our annual report on Form 10-K for the year ended December 31, 2024. This industry group is broader than the industry group we used in prior years since we believe the Dow Jones U.S. Select Home Construction Index is more representative of a group similar to Century. The former industry self-constructed peer group we used in prior years consisted of the following companies: Beazer Homes USA, Inc., Cavco Industries, Inc., Dream Finders Homes, Inc., Hovnanian Enterprises, Inc., KB Home, LGI Homes, Inc., M.D.C. Holdings, Inc., M/I Homes, Inc., Meritage Home Corporation, NVR, Inc., PulteGroup, Inc., Champion Homes, Inc., Taylor Morrison Home Corporation, Toll Brothers, Inc., and Tri Pointe Homes, Inc. The total shareholder return for this former industry self-constructed peer group for 2024, 2023, 2022, 2021 and 2020 are as follows and are also presented in the tables below under the heading “Company TSR and Peer Group TSR”: $266, $243, $125, $173 and $114. In each case, the peer group cumulative total shareholder return is calculated using the same methodology as described in note (7) above, with the returns of each component company of this group weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated.

Adjustment To PEO Compensation, Footnote
(3)	Compensation actually paid to PEO consists of the following amounts deducted from or added to the Summary Compensation Table total for each of our Co-CEOs for the year ended December 31, 2024:
		D. Francescon ($)	R. Francescon ($)
Summary Compensation Table Total for 2024		11,904,168	11,898,234
Deduct:	Stock-based awards(a)	(4,635,798)	(4,635,798)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	6,135,513	6,135,513
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(2,886,939)	(2,886,939)
		D. Francescon ($)	R. Francescon ($)
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	7,566,132	7,566,132
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	409,019	409,019
Compensation Actually Paid for 2024		18,492,095	18,486,161
(a)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the year ended December 31, 2024. No option awards were granted during the year ended December 31, 2024.
(b)	Represents the year-end value of equity awards granted during the year ended December 31, 2024 that were outstanding and unvested as of December 31, 2024.
(c)	Represents the amount of change as of December 31, 2024 (from the end of the prior fiscal year, December 31, 2023) in fair value of any equity awards granted in prior years that are outstanding and unvested as of December 31, 2024.
(d)	Represents the amount of change as of the vesting date (from the end of the prior fiscal year, December 31, 2023) in fair value of any equity awards granted in prior years that vested during the year ended December 31, 2024, including the value of dividend equivalents.
(e)	Represents the dollar value of any dividends or other earnings paid on equity awards during the year ended December 31, 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year ended December 31, 2024.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments for the year ended December 31, 2024 and include the addition (or subtraction, as applicable) of: (i) the year-end fair value of any equity awards granted in the year ended December 31, 2024 that are outstanding and unvested as of December 31, 2024, the end of such year; (ii) the amount of change as of December 31, 2024 (from the end of the prior fiscal year, December 31, 2023) in fair value of any equity awards granted in prior years that are outstanding and unvested as of December 31, 2024; (iii) for equity awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for equity awards granted in prior years that vest in the year ended December 31, 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year, December 31, 2023) in fair value; (v) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year ended December 31, 2024, a deduction for the amount equal to the fair value at the end of the prior fiscal year, December 31, 2023; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the year ended December 31, 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such year. Adjustments as provided in clauses (iii) and (v) are inapplicable.

The valuation assumptions used to calculate fair values did not materially differ from those used at the time of grant. The value of RSU awards is based on the fair value as of the end of the year ended December 31, 2024 or change in fair value during the year ended December 31, 2024, in each case based on the closing sale price of our common stock, as reported by the NYSE. The value of PSU awards is based on the fair value as of the end of the year ended December 31, 2024 or change in fair value during the year ended December 31, 2024, in each case based on the same methodology as used in our consolidated financial statements included in our annual report on Form 10-K for the year ended December 31, 2024.

For detail on the amounts deducted from or added to the Summary Compensation Table total for each of our PEOs in determining compensation actually paid to each our PEOs for the years ended December 31, 2023, 2022, 2021 and 2020, see our 2024 and 2023 proxy statements.

Non-PEO NEO Average Total Compensation Amount	$ 1,597,293	$ 6,672,513	$ 5,909,713	$ 3,975,157	$ 3,744,745
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,442,668	13,289,918	2,764,958	10,204,341	7,909,240
Adjustment to Non-PEO NEO Compensation Footnote
(6)	Average compensation actually paid to non-PEO named executive officers consists of the following amounts deducted from and added to the average Summary Compensation Table total for our non-PEO NEOs for the year ended December 31, 2024:
		Average Non- PEO NEO ($)
Average non-PEO NEO Summary Compensation Table Total for 2024		1,597,293
Deduct:	Stock-based awards(a)	(481,806)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	381,840
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(51,589)
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	(9,526)
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	6,456
Average non-PEO NEO Compensation Actually Paid for 2024		1,442,668
(a)	Represents the average of the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the year ended December 31, 2024. No option awards were granted during the year ended December 31, 2024.
(b)	Represents the average of the year-end value of equity awards granted during the year ended December 31, 2024 that are outstanding and unvested as of the end of such year, December 31, 2024.
(c)	Represents the average of the amount of change as of the end of the year, December 31, 2024 (from the end of the prior fiscal year, December 31, 2023) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such year, December 31, 2024.
(d)	Represents the average of the amount of change as of the vesting date (from the end of the prior fiscal year, December 31, 2023) in fair value of any equity awards granted in prior years that vested during the year ended December 31, 2024, including the value of dividend equivalents.
(e)	Represents the average of the dollar value of any dividends or other earnings paid on equity awards in the year ended December 31, 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such year.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments for the year ended December 31, 2024 and include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the year ended December 31, 2024 that are outstanding and unvested as of the end of such year, December 31, 2024; (ii) the amount of change as of the end of the year ended December 31, 2024 (from the end of the prior fiscal year, December 31, 2023) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the year ended December 31, 2024; (iii) for equity awards that are granted and vest in the same year, the fair value as of the vesting date; (iv) for equity awards granted in prior years that vest in the year ended December 31, 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year, December 31, 2023) in fair value; (v) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year ended December 31, 2024, a deduction for the amount equal to the fair value at the end of the prior fiscal year, December 31, 2023; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the year ended December 31, 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such year. Adjustments as provided in clauses (iii) and (v) are inapplicable.

The valuation assumptions used to calculate fair values did not materially differ from those used at the time of grant. The average of the value of RSU awards is based on the fair value as of the end of the year ended December 31, 2024 or change in fair value during the year, in each case based on the closing sale price of our common stock, as reported by the NYSE. The average of the value of PSU awards is based on the fair value as of the end of the year ended December 31, 2024 or change in fair value during such year, in each case based on the same methodology as used in our consolidated financial statements included in our annual report on Form 10-K for the year ended December 31, 2024.

For detail on the average of amounts deducted from or added to the Summary Compensation Table total for our non-PEO NEOs in determining the average of compensation actually paid to our non-PEO NEOs for the years ended December 31, 2023, 2022, 2021 and 2020, see our 2024 and 2023 proxy statements.

Compensation Actually Paid vs. Total Shareholder Return

The graph below compares the compensation actually paid to our NEOs as reflected in the Pay Versus Performance table to our total stockholder return (assuming reinvestment of dividends) for each of the past five fiscal years.

As demonstrated in the graph above, the amount of compensation actually paid to our NEOs is generally aligned with our cumulative TSR over the five years presented in the graph. The alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards, the value of which is driven by changes in our stock price over the five-year period shown in the graph below. As described in more detail under “Compensation Discussion and Analysis,” 53% of total target compensation awarded to our Co-CEOs was comprised of equity awards for 2024.

Compensation Actually Paid vs. Net Income

The graph below compares the compensation actually paid to our NEOs as reflected in the Pay Versus Performance table to our net income for each of the past five fiscal years.

As demonstrated by the two graphs above, the amount of compensation actually paid to our NEOs is not necessarily aligned with our net income and our adjusted pre-tax income in each of the five years presented in the graph, although it is aligned, to some extent, with changes in our stock price given the significant portion of the compensation actually paid to our NEOs is comprised of equity awards, the value of which is driven by changes in our stock price. While we do not use net income as a performance measure in our overall executive compensation program, the performance measure of net income is correlated with the performance measures of adjusted EBITDA and adjusted pre-tax income, which we use when setting goals for our short-term incentive program and long-term incentive program, respectively. As described in more detail under “Compensation Discussion and Analysis,” we generally seek to incentivize creation of long-term stockholder value and, as a result, emphasize performance-based compensation elements, with superior performance resulting in above-market pay, and underwhelming performance resulting in below-market pay. For 2024, 90% of total target compensation awarded to our Co-CEOs was comprised of performance-based compensation.

Compensation Actually Paid vs. Company Selected Measure

The graph below compares the compensation actually paid to our NEOs as reflected in the Pay Versus Performance table to our adjusted pre-tax income for each of the past five fiscal years.

As demonstrated by the two graphs above, the amount of compensation actually paid to our NEOs is not necessarily aligned with our net income and our adjusted pre-tax income in each of the five years presented in the graph, although it is aligned, to some extent, with changes in our stock price given the significant portion of the compensation actually paid to our NEOs is comprised of equity awards, the value of which is driven by changes in our stock price. While we do not use net income as a performance measure in our overall executive compensation program, the performance measure of net income is correlated with the performance measures of adjusted EBITDA and adjusted pre-tax income, which we use when setting goals for our short-term incentive program and long-term incentive program, respectively. As described in more detail under “Compensation Discussion and Analysis,” we generally seek to incentivize creation of long-term stockholder value and, as a result, emphasize performance-based compensation elements, with superior performance resulting in above-market pay, and underwhelming performance resulting in below-market pay. For 2024, 90% of total target compensation awarded to our Co-CEOs was comprised of performance-based compensation.

Total Shareholder Return Vs Peer Group

Our current industry peer group for purposes of the stock performance graph in our annual report on Form 10-K for the year ended December 31, 2024 is the Dow Jones U.S. Select Home Construction Index.

The graph below compares the cumulative total stockholder return (assuming reinvestment of dividends) on $100 invested in each of our common stock, the Dow Jones U.S. Select Home Construction Index, and our former industry peer group for the five-year period from December 31, 2019 to December 31, 2024. Our former industry peer group includes the following companies: Beazer Homes USA, Inc., Cavco Industries, Inc., Dream Finders Homes, Inc., Hovnanian Enterprises, Inc., KB Home, LGI Homes, Inc., M.D.C. Holdings, Inc., M/I Homes, Inc., Meritage Home Corporation, NVR, Inc., PulteGroup, Inc., Champion Homes, Inc., Taylor Morrison Home Corporation, Toll Brothers, Inc., and Tri Pointe Homes, Inc.

As the graph above illustrates, our cumulative TSR consistently outperformed the cumulative TSR of the Dow Jones U.S. Select Home Construction Index and our former industry peer group during the five years presented in the table.

Note that the stock price performance shown in the graph above is not indicative of future price performance.

Tabular List, Table

Financial Performance Measures

We used the financial performance measures below during 2024 to link compensation actually paid to Messrs. Dale and Robert Francescon to our Company performance. Compensation actually paid to Mr. Dixon during 2024 was not directly tied to any financial performance measures.

D. Francescon	R. Francescon
Adjusted Pre-Tax Income	Adjusted Pre-Tax Income
Adjusted EBITDA	Adjusted EBITDA
Revenue	Revenue
Closings	Closings

Total Shareholder Return Amount	$ 281	345	187	301	160
Peer Group Total Shareholder Return Amount	245	239	141	190	127
Net Income (Loss)	$ 333,800,000	$ 259,200,000	$ 525,100,000	$ 498,500,000	$ 206,200,000
Company Selected Measure Amount	492,000,000	376,800,000	724,400,000	665,700,000	281,500,000
Additional 402(v) Disclosure

Additional Information Regarding Pay Versus Performance Relationship

As additional information to the foregoing required descriptions of the relationships between the information presented in the Pay versus Performance table above as required under Item 402(v) of SEC Regulation S-K, we are providing the following supplemental information to illustrate our commitment to aligning executive pay with our performance. As illustrated below, we believe our executive compensation to our PEOs during the past five years has been directly aligned with our financial and operating performance, as measured by those metrics that we believe are the most important to our Company and our strategic objectives.

In addition to measuring our performance based primarily on our profitability, as measured by our net income, adjusted pre-tax income and adjusted EBITDA, we also measure our performance based on other financial and operating metrics, including in particular total revenues, home sales deliveries, and community count. We view these metrics as particularly important since they are indicative of our growth and our investment in future growth.

We note that all of these metrics have increased substantially during the past five years as illustrated in the bar graphs below:

We note that other key metrics important to our stockholders, including our stock price, book value per share and stockholders’ equity, also have increased substantially during the past five years as illustrated in the bar graphs below:

Despite these substantial increases in these important financial and operating metrics, the total compensation of each of our PEOs, as determined in accordance with SEC rules and as disclosed in our Summary Compensation Table in our proxy statement each year, increased only 34% in 2024 as compared to 2019.

While it is our understanding that Glass Lewis & Co. Inc. views a company’s operating cash flow as an important metric in its pay for performance analyses, we note that although our operating cash flow tripled in 2024 compared to 2023, we view other metrics, such as total revenues, home sales deliveries, and community count, as more important and strategic for us since we believe those metrics are more indicative of our ability to invest in the future growth of our business.

The information contained in this “Pay Versus Performance” section shall not be deemed to be “soliciting material” or to be “filed” with the SEC, or subject to Regulation 14A or 14C or to the liabilities of Section 18 of the Exchange Act, nor shall it be deemed to be incorporated by reference into any filing under the Securities Act or the Exchange Act.

Peer Group Total Shareholder Return Amount of Smaller Industry Group Used in Prior Years	$ 266	$ 243	$ 125	$ 173	$ 114
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(10)	Amounts reported represent the amount of adjusted pre-tax income, which is a non-GAAP financial measure that, for compensation purposes, is calculated by excluding executive bonus expense and other typically nonrecurring expenses, such as acquisition-related expenses, purchase price adjustments, loss from debt extinguishment, impairments, abandonment of land contracts, and discontinued operations, from net income before income taxes, as applicable during any particular year. While we use several financial and non-financial performance measures for purposes of evaluating performance for our compensation programs, we have determined that adjusted pre-tax income is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) that we use to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. A reconciliation of adjusted pre-tax income, as used for purposes of our LTI program, can be found in Appendix A to this proxy statement.

Dale Francescon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,904,168	12,640,181	11,243,467	6,753,672	8,399,383
PEO Actually Paid Compensation Amount	$ 18,492,095	$ 30,579,943	$ 4,167,973	$ 21,042,937	$ 17,932,272
PEO Name	Dale Francescon	Dale Francescon	Dale Francescon	Dale Francescon	Dale Francescon
Dale Francescon [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Income
Dale Francescon [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Dale Francescon [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Dale Francescon [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Closings
Robert J. Francescon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,898,234	$ 12,643,682	$ 11,243,467	$ 6,752,940	$ 8,398,651
PEO Actually Paid Compensation Amount	$ 18,486,161	$ 30,583,444	$ 4,167,973	$ 21,042,205	$ 17,931,540
PEO Name	Robert J. Francescon	Robert J. Francescon	Robert J. Francescon	Robert J. Francescon	Robert J. Francescon
Robert J. Francescon [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Income
Robert J. Francescon [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Robert J. Francescon [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Robert J. Francescon [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Closings
PEO | Dale Francescon [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,635,798)
PEO | Dale Francescon [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,135,513
PEO | Dale Francescon [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,886,939)
PEO | Dale Francescon [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,566,132
PEO | Dale Francescon [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	409,019
PEO | Robert J. Francescon [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,635,798)
PEO | Robert J. Francescon [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,135,513
PEO | Robert J. Francescon [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,886,939)
PEO | Robert J. Francescon [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,566,132
PEO | Robert J. Francescon [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	409,019
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(481,806)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	381,840
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,589)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,526)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,456